Accounts receivable - Schedule of Movement in Allowance for Expected Credit Losses in Accounts Receivable (Details) - Accounts Receivable - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of period	$ (15,001)
Changes in allowance account for credit losses of financial assets [abstract]
Balance at end of period	(14,112)
Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of period	366	$ 394
Changes in allowance account for credit losses of financial assets [abstract]
Increase	123	387
Reversals	(83)	(135)
Write-off	138	(2)
Currency translation adjustments	(5)	71
Balance at end of period	$ 263	$ 719